Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 27.6%
ACIS CLO Ltd., Series 2014-4A Class B (3 M ICE LIBOR + 1.770%), 144A 1.975%, 05/01/26@,•	$1,261	$1,260,353
Adams Mill CLO Ltd., Series 2014-1A Class B2R, 144A 3.350%, 07/15/26@	2,750	2,751,719
ASSURANT CLO Ltd., Series 2018-2A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%), 144A 1.264%, 04/20/31@,•	2,400	2,391,667
Babson CLO Ltd.,
Series 2014-IA Class BR (3 M ICE LIBOR + 2.200%), 144A, 2.424%, 07/20/25@,•	2,500	2,500,987
Series 2014-IA Class C (3 M ICE LIBOR + 3.450%), 144A, 3.674%, 07/20/25@,•	1,500	1,500,648
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 1.923%, 07/18/29@,•	1,500	1,500,303
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 1.324%, 01/20/31@,•	2,500	2,495,987
CIFC Funding Ltd., Series 2014-2RA Class A1 (3 M ICE LIBOR + 1.050%, Floor 1.050%), 144A 1.268%, 04/24/30@,•	2,000	2,000,140
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 1.344%, 01/20/30@,•	3,000	2,997,042
ECMC Group Student Loan Trust, Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,806	1,890,778
Edsouth Indenture No 4 LLC, Series 2013-1 Class A (1 M ICE LIBOR + 0.570%), 144A 0.679%, 02/26/29@,•	3,623	3,613,210
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.474%, 01/20/33@,•	1,500	1,481,810
Ford Credit Auto Owner Trust, Series 2020-B Class A2, 0.500%, 02/15/23	3,869	3,872,846
GM Financial Consumer Automobile Receivables Trust, Series 2020-2 Class A2A, 1.500%, 03/16/23	703	705,225
	Par (000)	Value†

Halcyon Loan Advisors Funding Ltd., Series 2015-2A Class AR (3 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.298%, 07/25/27@,•	$1,357	$1,357,182
JFIN CLO Ltd., Series 2015-1A Class DR (3 M ICE LIBOR + 2.650%, Floor 2.650%), 144A 2.834%, 03/15/26@,•	1,500	1,457,273
Marble Point CLO XVIII Ltd., Series 2020-2A Class D2 (3 M ICE LIBOR + 5.410%, Floor 5.410%), 144A 5.651%, 10/15/31@,•	1,500	1,509,861
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 1.806%, 11/15/30@,•	1,500	1,546,166
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 1.706%, 10/15/31@,•	1,499	1,525,185
Series 2015-BA Class A3 (1 M ICE LIBOR + 1.450%), 144A, 1.556%, 07/16/40@,•	2,655	2,695,605
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	3,032	3,081,171
NZCG Funding Ltd., Series 2015-1A Class A2R (3 M ICE LIBOR + 1.550%, Floor 1.550%), 144A 1.740%, 02/26/31@,•	3,350	3,350,556
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.505%, 10/13/31@,•	1,966	1,963,590
Signal Peak CLO Ltd.,
Series 2014-1A Class BRR (3 M ICE LIBOR + 1.750%), 144A, 1.973%, 01/17/29@,•	2,000	2,000,298
Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A, 1.899%, 07/28/31@,•	2,000	2,000,472
SLM Private Education Loan Trust, Series 2014-A Class B, 144A 3.500%, 11/15/44@	1,100	1,109,980
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 0.699%, 03/25/55•	5,230	5,176,898
SMB Private Education Loan Trust, Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A 2.056%, 08/16/32@,•	2,405	2,453,038

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 1.973%, 07/18/31@,•	$1,500	$1,491,703
Towd Point Mortgage Trust,
Series 2015-1 Class A2, 144A, 3.250%, 10/25/53@,•	1,820	1,830,991
Series 2015-4 Class A1B, 144A, 2.750%, 04/25/55@,•	797	797,547
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.218%, 04/25/33@,•	1,500	1,481,087
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.544%, 01/25/34@,•	2,000	2,007,692
TOTAL ASSET BACKED SECURITIES (Cost $69,580,878)		69,799,010

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.2%
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.186%, 10/15/36@,•	1,411	1,411,260
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%), 144A 1.906%, 12/15/36@,•	1,000	969,972
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,844	3,017,623
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.586%, 03/25/22•	24,556	212,664
Series K021 Class A2, 2.396%, 06/25/22	3,000	3,062,751
Series KC02 Class X3, 3.065%, 08/25/25•	14,500	1,560,301
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.741%, 07/25/24@,•	3,500	3,659,653
Series 2013-K25 Class C, 144A, 3.620%, 11/25/45@,•	2,110	2,187,395
Series 2013-K27 Class C, 144A, 3.496%, 01/25/46@,•	2,000	2,087,837
Series 2013-K35 Class B, 144A, 3.935%, 12/25/46@,•	2,260	2,426,574
Series 2011-K14 Class B, 144A, 5.493%, 02/25/47@,•	1,050	1,049,419
	Par (000)	Value†

Series 2014-K716 Class B, 144A, 3.903%, 08/25/47@,•	$2,550	$2,562,364
Series 2014-K717 Class C, 144A, 3.625%, 11/25/47@,•	1,500	1,511,882
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 1.356%, 07/15/25@,•	1,908	1,904,565
GS Mortgage Securities Trust,
Series 2010-C1 Class A2, 144A, 4.592%, 08/10/43@	194	194,487
Series 2010-C1 Class B, 144A, 5.148%, 08/10/43@	2,000	1,962,866
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 1.756%, 05/15/38@,•	1,500	1,496,689
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH Class C (1 M ICE LIBOR + 1.360%, Floor 2.860%), 144A 2.860%, 06/15/35@,•	2,000	1,840,209
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA, 144A 1.302%, 06/15/45@,•	45,400	375,744
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $35,827,293)		33,494,255

CORPORATE BONDS — 44.1%
Aerospace & Defense — 2.3%
The Boeing Co.
1.167%, 02/04/23	1,500	1,507,601
4.508%, 05/01/23	2,500	2,677,998
TransDigm, Inc., 144A 8.000%, 12/15/25@	1,500	1,633,500
		5,819,099
Agriculture — 0.4%
Cargill, Inc., 144A 3.050%, 04/19/21@	1,000	1,001,100
Airlines — 2.7%
Air Canada Pass Through Trust, Series 2013-1 Class B, 144A 5.375%, 11/15/22@	731	734,373
Continental Airlines Pass Through Trust, Series 2000-2 Class A-1 7.707%, 10/02/22	64	63,244
Delta Air Lines Pass Through Trust,
Series 2007-1 Class A, 6.821%, 02/10/24	2,527	2,640,637
Series 2007-1 Class B, 8.021%, 02/10/24	531	554,059

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
U.S. Airways Pass Through Trust, Series 2012-2 Class B 6.750%, 12/03/22	$2,029	$2,034,774
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	718	736,989
		6,764,076
Apparel — 0.9%
VF Corp. 2.050%, 04/23/22	2,250	2,286,804
Auto Manufacturers — 2.9%
BMW US Capital LLC, 144A 3.800%, 04/06/23@	2,250	2,392,331
Ford Motor Credit Co., LLC 3.470%, 04/05/21	2,250	2,250,000
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 1.075%, 04/09/21•	1,000	1,000,080
Volkswagen Group of America Finance LLC, 144A 3.125%, 05/12/23@	1,500	1,576,014
		7,218,425
Banks — 4.0%
Central Fidelity Capital Trust I (3 M ICE LIBOR + 1.000%) 1.241%, 04/15/27•	1,750	1,672,187
Citibank NA 3.400%, 07/23/21	1,500	1,510,395
First Maryland Capital II (3 M ICE LIBOR + 0.850%) 1.055%, 02/01/27•	3,000	2,867,672
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 3.682%µ,•	1,022	1,020,211
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,514,849
The Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,501,839
		10,087,153
Beverages — 0.6%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	1,500	1,506,780
Biotechnology — 0.6%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,500	1,501,638
Building Materials — 0.6%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	1,500	1,608,750
	Par (000)	Value†

Commercial Services — 0.9%
Service Corp. International 8.000%, 11/15/21	$2,100	$2,187,570
Computers — 0.6%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,524,700
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC 4.450%, 12/16/21	1,000	1,023,018
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%), 144A 1.252%, 05/02/21@,•	2,000	1,999,262
Intercontinental Exchange, Inc. 0.700%, 06/15/23	1,500	1,501,453
Navient Corp. 7.250%, 01/25/22	1,520	1,575,100
OneMain Finance Corp. 8.250%, 10/01/23	1,750	1,968,750
		8,067,583
Electric — 7.3%
American Electric Power Co., Inc. 0.750%, 11/01/23	2,500	2,499,334
CenterPoint Energy, Inc. 3.600%, 11/01/21	1,000	1,018,475
DTE Electric Co. 3.900%, 06/01/21	2,000	2,003,691
Edison International 3.125%, 11/15/22	1,000	1,033,661
Georgia Power Co. 2.100%, 07/30/23	1,900	1,961,069
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,537,734
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	2,156,449
NRG Energy, Inc. 7.250%, 05/15/26	1,600	1,664,000
Pacific Gas and Electric Co. 1.750%, 06/16/22	1,500	1,502,271
San Diego Gas & Electric Co. 1.914%, 02/01/22	229	230,107
Southern California Edison Co. 3.700%, 08/01/25	2,750	3,002,498
		18,609,289
Electronics — 0.6%
Honeywell International, Inc. (3 M ICE LIBOR + 0.370%) 0.563%, 08/08/22•	1,500	1,507,275
Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC, 144A 4.250%, 01/31/23@	1,500	1,548,750

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — 0.9%
Albertsons Cos., Inc., 144A 3.500%, 02/15/23@	$1,300	$1,326,000
General Mills, Inc. 3.200%, 04/16/21	1,000	1,000,888
		2,326,888
Healthcare Products — 0.6%
Stryker Corp. 0.600%, 12/01/23	1,500	1,500,904
Healthcare Services — 0.8%
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	2,011,358
Home Builders — 0.6%
Lennar Corp. 4.125%, 01/15/22	1,500	1,523,250
Machinery — Construction & Mining — 0.6%
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,518,773
Machinery — Diversified — 0.9%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,310,371
Media — 1.2%
Charter Communications Operating LLC 4.464%, 07/23/22	1,500	1,564,397
Fox Corp. 3.666%, 01/25/22	1,500	1,539,386
		3,103,783
Oil & Gas — 2.0%
Phillips 66 0.900%, 02/15/24	2,000	2,000,482
Pioneer Natural Resources Co. 0.750%, 01/15/24	1,500	1,494,599
Southwestern Energy Co. 4.100%, 03/15/22	1,500	1,500,000
		4,995,081
Packaging and Containers — 0.9%
Ball Corp. 4.000%, 11/15/23	2,250	2,392,031
Pharmaceuticals — 3.1%
AbbVie, Inc. 2.300%, 11/21/22	500	514,452
Bayer US Finance II LLC, 144A 3.500%, 06/25/21@	2,000	2,008,622
Bristol-Myers Squibb Co. 2.600%, 05/16/22	1,000	1,025,942
Elanco Animal Health, Inc. 5.272%, 08/28/23	1,645	1,770,431
Viatris, Inc., 144A 1.125%, 06/22/22@	1,000	1,005,407
	Par (000)	Value†

Pharmaceuticals — (continued)
Zoetis, Inc. 3.250%, 08/20/21	$1,500	$1,515,616
		7,840,470
Real Estate Investment Trusts — 0.4%
Simon Property Group LP 3.500%, 09/01/25	1,000	1,082,269
Retail — 1.0%
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	2,250	2,463,750
Semiconductors — 0.4%
Micron Technology, Inc. 2.497%, 04/24/23	1,000	1,036,140
Telecommunications — 2.5%
Sprint Corp. 7.875%, 09/15/23	2,000	2,285,000
Sprint Spectrum Co., LLC, 144A 3.360%, 03/20/23@	250	251,875
T-Mobile USA, Inc., 144A 3.500%, 04/15/25@	1,500	1,619,115
Verizon Communications, Inc. 1.450%, 03/20/26	2,250	2,250,435
		6,406,425
TOTAL CORPORATE BONDS (Cost $110,513,978)		111,750,485

RESIDENTIAL MORTGAGE BACKED SECURITIES — 3.9%
Collateralized Mortgage Obligations — 3.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	2,444	2,466,792
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	1,271	1,295,463
CSMC Trust, Series 2018-J1 Class A26, 144A 3.500%, 02/25/48@,•	1,632	1,634,488
Flagstar Mortgage Trust, Series 2017-1 Class 1A5, 144A 3.500%, 03/25/47@,•	178	178,093
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	914	933,282
Visio Trust, Series 2019-1 Class A1, 144A 3.572%, 06/25/54@,•	2,068	2,080,549
		8,588,667
Freddie Mac REMICS — 0.5%
Series 4413 Class HP, 3.500%, 03/15/40	922	928,875

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac REMICS — (continued)
Series 4895 Class C, 4.500%, 02/15/49	$302	$316,836
		1,245,711
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,872,337)		9,834,378

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bill 0.173%, 05/20/21¤	8,000	7,999,809
U.S. Treasury Note 1.125%, 08/31/21	13,000	13,057,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,052,273)		21,057,700
	Number of Shares
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $4,034,543)	4,034,543	4,034,543
TOTAL INVESTMENTS — 98.7% (Cost $250,881,302)		$249,970,371
Other Assets & Liabilities — 1.3%		3,374,854
TOTAL NET ASSETS — 100.0%		$253,345,225

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $117,598,922, which represents 46.4% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
NA— National Association.
REMICS— Real Estate Mortgage Investment Conduits.
Country Weightings as of 03/31/2021††
United States	81%
Cayman Islands	16
Canada	1
Singapore	1
Japan	1
Total	100%
††	% of total investments as of March 31, 2021.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Limited Maturity Bond Fund
Futures contracts held by the Fund at March 31, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/30/2021	427	2,000	$110	$94,250,242	$—	$(77,144)
Long	U.S. Treasury 10 year Ultra Bond	06/21/2021	20	1,000	144	2,873,750	—	(103,476)
							$—	$(180,620)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 5 Year Note	06/30/2021	(159)	1,000	$123	$(19,620,352)	$139,539	$—
							$139,539	$—
							$139,539	$(180,620)